TAX STATUS	12 Months Ended
Jun. 30, 2026
EBP Japan
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan is not subject to taxation in the United States, nor the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). All investment gains and losses, dividends received, and contributions are taxable to the participants.